UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22299

RENN FUND, INC.

(Exact name of registrant as specified in charter)

470 Park Avenue South,

New York, NY 10016

(Address of principal executive offices) (Zip Code)

Jay Kesslen

Horizon Kinetics, LLC

470 Park Avenue South

New York, NY 10016

(Name and address of agent for service)

Registrant’s telephone number, including area code: (914) 703-6904

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

RENN Fund, Inc.

Schedule of Investments

September 30, 2018 (Unaudited)

Shares or Principal Amount	Company	Cost	Value(1)
	MONEY MARKET FUNDS – 36.98%
3,491,099	Fidelity Institutional Government Portfolio Fund - Institutional Class, 1.92%	$3,491,099	$3,491,099

	Total Money Market Funds	3,491,099	3,491,099

	U.S. GOVERNMENT AND AGENCIES -26.18%
$2,500,000	United States Treasury Bill
	2.334%, 03/28/2019	2,470,827	2,471,507
	Total U.S. Government and Agencies	2,470,827	2,471,507

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(2)(3)	1,000,000	-
	Total Convertible Bonds	1,000,000	-

	COMMON EQUITIES – 61.89%
	Asset Management – 0.05%
3,600	Dundee Corp. - Class A. (2)	4,495	4,788

	Technology Services – 0.34%
172	CACI International, Inc. - Class A. (2)	30,668	31,674

	Medicinal Chemicals and Botanical Products – 0.84%
193,070	FitLife Brands, Inc.(2)	9,131,688	79,159

	Oil and Gas– 13.90%
19,000	Civeo Corp.(2)	80,215	78,850
70	Mammoth Energy Services, Inc.	2,612	2,037
808,445	PetroHunter Energy Corporation(2)	101,056	-
1,428	Texas Pacific Land Trust	678,513	1,231,736
		862,396	1,312,623

	Securities and Commodity Exchanges – 0.04%
18	Cboe Global Markets, Inc.	2,294	1,727
12	CME Group, Inc.	1,830	2,043
		4,124	3,770

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 0.46%
5,460	Bitcoin Investment Trust	66,830	43,352

	Surgical & Medical Instruments & Apparatus – 46.26%
615,000	Bovie Medical Corporation(2)	1,470,958	4,366,500

	Total Common Equities	11,571,159	5,841,866

	TOTAL INVESTMENTS – 125.05%	$18,533,085	11,804,472
	LIABILITIES LESS OTHER ASSETS – (25.05%)		(2,364,447)
	NET ASSETS		$9,440,025

(1)	See Note 5 - Fair Value Measurements.

(2)	Non-Income Producing.

(3)	The PetroHunter Energy Corporation (“PetroHunter”) note is in default as of December 31, 2014. The note is valued on an as converted basis consistent with prior years, using PetroHunter’s observable stock price of $0.0000. During 2016 PetroHunter declared Chapter 7 bankruptcy. The Fund is attempting to recover amounts owed to it by PetroHunter through that process; however, there is no way to estimate what amount, if any, might be recovered.

See accompanying Notes to Schedule of Investments.

RENN Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS

As of September 30, 2018 (Unaudited)

Note 1 - Organization

RENN Fund, Inc. (the “Fund”), is a registered, non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund, a Texas corporation, was organized and commenced operations in 1994 and is registered under and pursuant to the provisions of Section 8(a) of the 1940 Act.

The investment objective of the Fund is to provide shareholders with above-market rates of return through capital appreciation and income by a long-term, value oriented investment process that invests in a wide variety of financial instruments, including but not limited to, common stocks, fixed income securities including convertible and non-convertible debt securities or loans, distressed debt, warrants and preferred stock, exchange traded funds and exchange traded notes, and other instruments.

Prior to a special shareholder meeting held on June 29, 2017 (the “Special Meeting”), RENN Capital Group, Inc. (“RENN Group”), a Texas corporation, served as the Investment Advisor to the Fund. At the Special Meeting, shareholders approved Horizon Asset Management LLC (“Horizon” or the “Investment Advisor"), a registered investment adviser and wholly owned subsidiary of Horizon Kinetics LLC (“Horizon Kinetics”), as its investment manager. In its capacity as investment manager through June 30, 2017, RENN Group was responsible for the selection, evaluation, structure, valuation, and administration of the Fund’s investment portfolio, subject to the supervision of the Board of Directors. Since that time, Horizon has been responsible for the aforementioned responsibilities.

On December 5, 2017 The Renn Fund, Inc. (Cayman) (the “Subsidiary”) was organized as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by Horizon and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. As of September 30, 2018, total assets of the Fund were $11,956,391, of which $44,750, or approximately 0.37%, represented the Fund’s ownership of the Subsidiary.

Note 2 - Fair Value Measurements

Investments are carried at fair value, as determined in good faith by Horizon, subject to the approval of the Fund’s Board of Directors. The fair values reported are subject to various risk including changes in the equity markets, general economic conditions, and the financial performance of the companies. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the fair value of investment securities, it is possible that the amounts reported in the accompanying financial statements could change materially in the near term.

The Fund generally invests in common securities, preferred securities, convertible and nonconvertible debt securities, and warrants. These securities may be unregistered and thinly-to-moderately traded. Generally, the Fund negotiates registration rights at the time of purchase and the portfolio companies are required to register the shares within a designated period, and the cost of registration is borne by the portfolio company.

On a daily basis, as is necessary, Horizon prepares a valuation to determine fair value of the investments of the Fund. The Board of Directors approves the valuation on a quarterly basis. Interim board involvement may occur if material issues arise before quarter end. The valuation principles are described below.

Unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation. Thinly traded unrestricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price on the date of valuation, less a marketability discount as determined appropriate by the Fund Managers and approved by the Board of Directors.

RENN Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2018 (Unaudited)

Restricted common stock of companies listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued based on the quoted price for an otherwise identical unrestricted security of the same issuer that trades in a public market, adjusted to reflect the effect of any significant restrictions.

The unlisted preferred stock of companies with common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market is valued at the closing price of the common stock into which the preferred stock is convertible on the date of valuation.

Debt securities are valued at fair value. The Fund considers, among other things, whether a debt issuer is in default or bankruptcy. It also considers the underlying collateral. Fair value is generally determined to be the greater of the face value of the debt or the market value of the underlying common stock into which the instrument may be converted.

The unlisted in-the-money options or warrants of companies with the underlying common stock listed on an exchange, such as the NYSE or NASDAQ, or in the over-the-counter market are valued at fair value (the positive difference between the closing price of the underlying common stock and the strike price of the warrant or option). An out-of-the money warrant or option has no value; thus the Fund assigns no value to it.

Investments in privately held entities are valued at fair value. If there is no independent and objective pricing authority (i.e., a public market) for such investments, fair value is based on the latest sale of equity securities to independent third parties. If a private entity does not have an independent value established over an extended period of time, then the Investment Advisor will determine fair value on the basis of appraisal procedures established in good faith and approved by the Board of Directors.

The Fund follows the provisions of Accounting Standards Codification ASC 820, Fair Value Measurements, under which the Fund has established a fair value hierarchy that prioritizes the sources (“inputs”) used to measure fair value into three broad levels: inputs based on quoted market prices in active markets (Level 1 inputs); observable inputs based on corroboration with available market data (Level 2 inputs); and unobservable inputs based on uncorroborated market data or a reporting entity’s own assumptions (Level 3 inputs).

The following table shows a summary of investments measured at fair value on a recurring basis classified under the appropriate level of fair value hierarchy as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$-	$-	$-
Common Equities	5,841,866	-	-	5,841,866
U.S. Government and Agencies	-	2,471,507	-	2,471,507
Money Market Funds	3,491,099	-	-	3,491,099
Total Investments	$9,332,965	$2,471,507	$-	$11,804,472

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Value
Beginning balance December 31, 2017	$2,117,589
Transfers into Level 3 during the period	-
Change in unrealized appreciation/(depreciation)	(1,604,806)
Total realized gain/(loss)	1,408,854
Purchases	-
Sales	(1,921,637)
Return of capital distributions	-
Transfers out of Level 3 during the period	-
Ending balance September 30, 2018	$-

RENN Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2018 (Unaudited)

There were no transfers into or out of Level 3 during the reporting period ended September 30, 2018.

Note 3 - Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities, or where the Fund has a director on the issuer’s board. In this instance, affiliation is based on the fact that Russell Cleveland served as a director for both the Fund and AnchorFree, Inc. during the period. As of September 30, 2018 Mr. Cleveland no longer serves as a director for AnchorFree, Inc. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of September 30, 2018 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Name of Issuer and Title of Issue	Value Beginning of Period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value End of Period
AnchorFree, Inc. Series A
Convertible Preferred A Equity	$1,989,443	$-	($1,805,349)	$1,385,537	$(1,569,631)	$-
AnchorFree, Inc.
Common Stock	128,146	-	(116,288)	23,317	(35,175)	-

Total	$2,117,589	-	(1,921,637)	1,408,854	$(1,604,806)	$-

Name of Issuer and Title of Issue	Shares Beginning of Period	Purchases	Sales Proceeds	Stock Split	Shares End of Period
AnchorFree, Inc. Series A
Convertible Preferred A Equity	233,229	-	(233,229)	-	-
AnchorFree, Inc.
Common Stock	15,023	-	(15,023)	-	-

Total	248,252	-	(248,252)	-	-

RENN Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2018 (Unaudited)

Note 4 - Federal Income Tax Information

At September 30, 2018, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$18,533,085

Gross Unrealized Appreciation	$3,452,387
Gross Unrealized Depreciation	(10,181,000)

Net Unrealized Depreciation	$(6,728,613)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 - New Accounting Pronouncements

The Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements which includes additional disclosure requirements regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019 but allowed for immediate adoption of these provisions. Management elected to early adopt only those provisions related to the elimination of certain disclosures and is currently evaluating the impact that ASU 2018-13 will have on the Fund’s financial statements and related disclosures for the remaining provisions.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-13(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of his evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The certification required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is attached as an exhibit hereto.

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
1 (a) (1)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): RENN Fund, Inc.

By:	/s/ Murray Stahl
Murray Stahl
Chief Executive Officer

Date:	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Murray Stahl
Murray Stahl
Chief Executive Officer and Chief Financial Officer

Date:	November 20, 2018